Consolidated statement of financial position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 613,313	$ 206,375
Investments	585,919	708,809
Accounts receivable	168,990	159,247
Expendable parts and supplies	132,341	116,604
Prepaid expenses	42,926	44,635
Prepaid income tax	11,678	66
Other currents assets	21,710	32,227
Total current assets	1,576,877	1,267,963
Non-current assets
Investments	248,936	258,934
Prepaid expenses	8,237	9,633
Property and equipment	3,458,260	3,238,632
Right of use assets	309,303	281,146
Intangible assets	96,753	87,986
Net defined benefit assets	1,058	5,346
Deferred tax assets	20,749	30,148
Other non-current assets	22,113	17,048
Total non-current assets	4,165,409	3,928,873
Total assets	5,742,286	5,196,836
Current liabilities
Loans and borrowings	254,854	222,430
Current portion of lease liabilities	59,103	68,304
Trade, other payables and financial liabilities	231,998	184,934
Air traffic liability	621,895	611,856
Frequent flyer deferred revenue	59,449	55,062
Taxes payable	55,505	44,210
Accrued expenses payable	62,673	64,940
Income tax payable	9,801	26,741
Total current liabilities	1,355,278	1,278,477
Non-current liabilities
Loans and borrowings long-term	1,415,953	1,240,261
Lease liabilities	270,594	215,353
Frequent flyer deferred revenue	72,616	69,754
Deferred tax liabilities	37,476	36,369
Other long-term liabilities	217,626	234,474
Total non-current liabilities	2,014,265	1,796,211
Total liabilities	3,369,543	3,074,688
Equity
Additional paid in capital	214,542	209,102
Treasury stock	(291,438)	(204,130)
Retained earnings	2,434,677	2,095,835
Accumulated other comprehensive loss	(15,748)	(9,326)
Total equity	2,372,743	2,122,148
Commitments and contingencies	0	0
Total liabilities and equity	5,742,286	5,196,836
Class A common stock
Equity
Common stock	23,244	23,201
Total equity	23,244	23,201
Class B common stock
Equity
Common stock	7,466	7,466
Total equity	$ 7,466	$ 7,466